united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2025

Item 1. Reports to Stockholders.

(a)

Moerus Worldwide Value Fund

Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.50%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (the "Fund”) returned +10.09% (net of fees) for the Class N share class during the six months ended May 31, 2025. By comparison, the MSCI All Country World Index (“MSCI ACWI”) returned +2.83% (net), while the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.81% (net). In relative terms, international equities significantly outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the market was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though not as compared to the MSCI ACWI ex USA, which excludes the U.S. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of the MSCI ACWI was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corporation; Italian bank UniCredit S.p.A.; financial services provider Hong Kong Exchanges & Clearing Ltd.; Canadian precious metals streamer Wheaton Precious Metals Corporation; and Brazilian bank Banco Bradesco S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. financial services provider Jefferies Financial Group, Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Teck Resources Ltd.; U.S. offshore energy services provider Tidewater, Inc.; and Brazilian beauty products retailer Natura & Company Holding S.A.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Moerus Worldwide Value Fund - Class N
MSCI ACWI ex USA Index
MSCI ACWI Net
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,613
$22,142
$19,221
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Moerus Worldwide Value Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Net
May-2016	$10,000	$10,000	$10,000
May-2017	$12,281	$11,824	$11,753
May-2018	$12,275	$12,968	$13,144
May-2019	$10,997	$12,156	$12,974
May-2020	$7,818	$11,739	$13,678
May-2021	$13,180	$16,760	$19,402
May-2022	$13,972	$14,681	$18,086
May-2023	$13,995	$14,474	$18,240
May-2024	$19,049	$16,898	$22,537
May-2025	$22,142	$19,221	$25,613

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Class N	10.09%	16.24%	23.15%	9.23%
MSCI ACWI ex USA Index	11.81%	13.75%	10.37%	7.53%
MSCI ACWI Net	2.83%	13.65%	13.37%	11.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
42.7%
Materials
16.5%
Real Estate
14.2%
Energy
9.2%
Industrials
5.2%
Consumer Discretionary
3.9%
Consumer Staples
2.4%
Other Assets in Excess of Liabilities
5.9%

Value	Value
Other Assets in Excess of Liabilities	5.9%
Consumer Staples	2.4%
Consumer Discretionary	3.9%
Industrials	5.2%
Energy	9.2%
Real Estate	14.2%
Materials	16.5%
Financials	42.7%

Fund Statistics

  Net Assets$185,295,030
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$630,982
  Portfolio Turnover*28%

* Not annualized

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Canada
19.5%
United States
15.5%
United Kingdom
10.3%
India
8.7%
Hong Kong
8.1%
South Africa
5.8%
Brazil
5.7%
Italy
4.8%
Chile
2.4%
Norway
2.3%
Other Countries
11.0%
Other Assets in Excess of Liabilities
5.9%

Value	Value
Other Assets in Excess of Liabilities	5.9%
Other Countries	11.0%
Norway	2.3%
Chile	2.4%
Italy	4.8%
Brazil	5.7%
South Africa	5.8%
Hong Kong	8.1%
India	8.7%
United Kingdom	10.3%
United States	15.5%
Canada	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	3.9%
Hong Kong Exchanges & Clearing Ltd.	3.9%
Douglas Elliman, Inc.	3.5%
Westaim Corporation (The)	3.4%
Banco Bradesco S.A. - ADR	3.3%
Valterra Platinum Limited	3.1%
Hammerson plc	3.0%
Valaris Ltd.	2.9%
Travis Perkins plc	2.8%
Wheaton Precious Metals Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://www.moeruscap.com/regulatory-resources/ , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Value Fund - Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-MOWNX

Moerus Worldwide Value Fund

Institutional Class (MOWIX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (the "Fund”) returned +10.27% (net of fees) for the Institutional Class during the six months ended May 31, 2025. By comparison, the MSCI All Country World Index (“MSCI ACWI”) returned +2.83% (net), while the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.81% (net). In relative terms, international equities significantly outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the market was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though not as compared to the MSCI ACWI ex USA, which excludes the U.S. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of the MSCI ACWI was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corporation; Italian bank UniCredit S.p.A.; financial services provider Hong Kong Exchanges & Clearing Ltd.; Canadian precious metals streamer Wheaton Precious Metals Corporation; and Brazilian bank Banco Bradesco S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. financial services provider Jefferies Financial Group, Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Teck Resources Ltd.; U.S. offshore energy services provider Tidewater, Inc.; and Brazilian beauty products retailer Natura & Company Holding S.A.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Moerus Worldwide Value Fund - Institutional Class
MSCI ACWI ex USA Index
MSCI ACWI Net
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$256,133
$226,444
$192,215
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Moerus Worldwide Value Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Net
May-2016	$100,000	$100,000	$100,000
May-2017	$123,085	$118,245	$117,525
May-2018	$123,362	$129,678	$131,440
May-2019	$110,700	$121,563	$129,739
May-2020	$79,022	$117,387	$136,784
May-2021	$133,462	$167,604	$194,021
May-2022	$141,789	$146,806	$180,864
May-2023	$142,461	$144,743	$182,400
May-2024	$194,300	$168,979	$225,365
May-2025	$226,444	$192,215	$256,133

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Institutional Class	10.27%	16.54%	23.44%	9.51%
MSCI ACWI ex USA Index	11.81%	13.75%	10.37%	7.53%
MSCI ACWI Net	2.83%	13.65%	13.37%	11.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Consumer Staples	2.4%
Consumer Discretionary	3.9%
Industrials	5.2%
Energy	9.2%
Real Estate	14.2%
Materials	16.5%
Financials	42.7%

Fund Statistics

  Net Assets$185,295,030
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$630,982
  Portfolio Turnover*28%

* Not annualized

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Other Countries	11.0%
Norway	2.3%
Chile	2.4%
Italy	4.8%
Brazil	5.7%
South Africa	5.8%
Hong Kong	8.1%
India	8.7%
United Kingdom	10.3%
United States	15.5%
Canada	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	3.9%
Hong Kong Exchanges & Clearing Ltd.	3.9%
Douglas Elliman, Inc.	3.5%
Westaim Corporation (The)	3.4%
Banco Bradesco S.A. - ADR	3.3%
Valterra Platinum Limited	3.1%
Hammerson plc	3.0%
Valaris Ltd.	2.9%
Travis Perkins plc	2.8%
Wheaton Precious Metals Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://www.moeruscap.com/regulatory-resources/ , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Value Fund - Institutional Class  (MOWIX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-MOWIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Moerus Worldwide Value Fund

Class N Shares (MOWNX)
Institutional Class Shares (MOWIX)

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1%
	APPAREL & TEXTILE PRODUCTS - 1.8%
1,791,465	Samsonite Group S.A.	$3,376,816

	ASSET MANAGEMENT - 10.6%
71,416	Aker ASA, Class A	4,205,304
4,260,133	Dundee Corporation, Class A(a)	7,200,942
43,234	Exor N.V.	4,162,401
224,444	Fairfax India Holdings Corporation(a)	4,075,903
		19,644,550
	BANKING - 11.9%
2,109,893	Banco Bradesco S.A. – ADR	6,076,492
288,643	Grupo Cibest S.A.	3,434,307
4,689,285	IDFC First Bank Ltd.(a)	3,725,526
246,832	Standard Chartered plc	3,851,138
76,420	UniCredit SpA	4,907,261
		21,994,724
	CHEMICALS - 1.5%
48,312	Nutrien Ltd.	2,851,857

	HOUSEHOLD PRODUCTS - 2.4%
2,411,877	Natura & Company Holding S.A.	4,426,700

	INDUSTRIAL SUPPORT SERVICES - 2.8%
607,986	Travis Perkins plc	5,205,808

	INSTITUTIONAL FINANCIAL SERVICES - 11.3%
3,737,956	Edelweiss Financial Services Ltd.	4,743,160
141,443	Hong Kong Exchanges & Clearing Ltd.	7,139,732
84,811	Jefferies Financial Group, Inc.	4,121,815
671,711	JSE Ltd.	4,948,813
		20,953,520
	INSURANCE - 7.0%
677,180	Conduit Holdings Ltd.	3,426,045
7,749,454	Turkiye Sigorta A/S	3,260,232

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INSURANCE - 7.0% (Continued)
267,367	Westaim Corporation (The)(a)	$6,273,499
		12,959,776
	LEISURE FACILITIES & SERVICES - 2.0%
507,521	Arcos Dorados Holdings, Inc., Class A	3,760,731

	METALS & MINING - 15.0%
146,727	Anglo American plc	4,359,109
843,883	Capstone Copper Corporation(a)	4,574,391
623,745	Major Drilling Group International, Inc.(a)	3,671,949
111,729	Teck Resources Ltd., Class B	4,139,559
147,413	Valterra Platinum Limited	5,776,807
59,731	Wheaton Precious Metals Corporation	5,181,664
		27,703,479
	OIL & GAS PRODUCERS - 4.6%
308,242	International Petroleum Corporation(a)	4,475,867
232,020	MEG Energy Corporation	4,060,473
		8,536,340
	OIL & GAS SERVICES & EQUIPMENT - 4.6%
78,341	Tidewater, Inc.(a)	3,110,921
141,911	Valaris Ltd.(a)	5,338,692
		8,449,613
	REAL ESTATE INVESTMENT TRUSTS - 2.3%
18,532,452	Cromwell Property Group	4,180,432

	REAL ESTATE OWNERS & DEVELOPERS - 3.0%
3,316,301	Sino Land Company Ltd.	3,349,684
2,110,666	Straits Trading Company Ltd.	2,274,883
		5,624,567
	REAL ESTATE SERVICES - 6.0%
2,388,156	Douglas Elliman, Inc.(a)	6,495,785
30,956,000	Midland Holdings Ltd.(a)	4,579,599
		11,075,384

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	RETAIL REIT – 3.0%
1,441,302	Hammerson plc	$5,495,668

	SPECIALTY FINANCE - 1.9%
22,551	Bajaj Holdings & Investment Ltd., Class A	3,535,801

	TRANSPORTATION & LOGISTICS - 2.4%
235,823,366	Latam Airlines Group S.A.(a)	4,490,781

	TOTAL COMMON STOCKS (Cost $148,525,005)	174,266,547

	SHORT-TERM INVESTMENT — 5.5%
	MONEY MARKET FUND - 5.5%
10,237,566	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 4.12%(b) (Cost $10,237,566)	10,237,566

	TOTAL INVESTMENTS - 99.6% (Cost $158,762,571)	$184,504,113
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	790,917
	NET ASSETS - 100.0%	$185,295,030

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

ASSETS
Investment securities:
Securities at Cost	$158,762,571
Securities at Value	$184,504,113
Foreign Cash - (cost - $4,043)	4,069
Receivable for Fund shares sold	561,330
Dividends and interest receivable	465,459
Receivable for foreign tax reclaims	146,053
Prepaid expenses and other assets	36,108
TOTAL ASSETS	185,717,132

LIABILITIES
Payable for Fund shares redeemed	72,195
Investment advisory fees payable	134,600
Payable to related parties	24,601
Distribution (12b-1) fees payable	713
Deferred capital gains tax payable	182,001
Accrued expenses and other liabilities	7,992
TOTAL LIABILITIES	422,102
NET ASSETS	$185,295,030

Net Assets Consist of:
Paid in capital	$151,494,291
Accumulated Earnings	33,800,739
NET ASSETS	$185,295,030

Net Asset Value Per Share:
Class N Shares:
Net Assets	$3,467,433
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	189,026
Net asset value, offering price and redemption price per share	$18.34	(a)
(Net assets/Shares of Beneficial Interest)

Institutional Class Shares:
Net Assets	$181,827,597
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,880,010
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest)	$18.40	(a)

(a)	The NAV for Class N and the Institutional Class shown above differs from the traded NAV on May 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

INVESTMENT INCOME
Dividends (net of $316,848 foreign withholding taxes)	$2,537,785
Interest	219,169
TOTAL INVESTMENT INCOME	2,756,954

EXPENSES
Investment advisory fees	681,519
Distribution (12b-1) fees:
Class N	3,872
Administrative services fees	89,270
Custodian fees	53,014
Transfer agent fees	23,970
Accounting services fees	23,844
Registration fees	21,330
Compliance officer fees	15,201
Audit and tax fees	12,054
Legal fees	11,063
Shareholder reporting expenses	9,425
Trustees’ fees and expenses	6,662
Insurance expense	1,228
Other expenses	2,046
TOTAL EXPENSES	954,498
Fees waived by Adviser	(50,537)
NET EXPENSES	903,961

NET INVESTMENT INCOME	1,852,993

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments and foreign currency translations (net of capital gains tax paid of $337,882)	9,248,855
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations (net of decrease in deferred capital gains tax of $49,118)	6,091,212

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,340,067

NET INCREASE IN NET ASSETS FROM OPERATIONS	$17,193,060

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,852,993	$1,128,143
Net realized gain from investments	9,248,855	5,178,269
Net change in unrealized appreciation on investments	6,091,212	11,328,467
Net increase in net assets resulting from operations	17,193,060	17,634,879

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class N	(120,496)	(75,382)
Institutional Class	(3,710,000)	(3,031,472)
Decrease in net assets from distributions to shareholders	(3,830,496)	(3,106,854)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold:
Class N	611,674	1,321,450
Institutional Class	98,989,731	26,969,609
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	119,353	75,046
Institutional Class	3,370,838	2,853,818
Payments for shares redeemed:
Class N	(410,935)	(366,365)
Institutional Class	(17,775,252)	(19,583,673)
Net increase in net assets from shares of beneficial interest	84,905,409	11,269,885

TOTAL INCREASE IN NET ASSETS	98,267,973	25,797,910

NET ASSETS:
Beginning of Period	87,027,057	61,229,147
End of Period	$185,295,030	$87,027,057

SHARE ACTIVITY
Class N:
Shares Sold	36,673	80,778
Shares Reinvested	7,233	5,307
Shares Redeemed	(24,593)	(23,590)
Net increase in shares of beneficial interest outstanding	19,313	62,495
Institutional Class:
Shares Sold	5,906,598	1,687,022
Shares Reinvested	203,799	201,541
Shares Redeemed	(1,049,831)	(1,212,717)
Net increase in shares of beneficial interest outstanding	5,060,566	675,846

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,		November 30,	November 30,	November 30,
	2025		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$17.39		$14.37	$12.37		$11.49	$9.81	$11.22
Activity from investment operations:
Investment income (loss) (1)	0.18		0.19	0.82		0.09	(0.01)	0.05
Realized and unrealized gain (loss) on investments	1.49		3.53	1.22		1.38	1.74	(1.33)
Total from investment operations	1.67		3.72	2.04		1.47	1.73	(1.28)
Less distributions from:
Net investment income	(0.65)		(0.70)	(0.04)		(0.59)	(0.05)	(0.13)
Net realized gain	(0.07)		—	—		—	—	—
Total distributions	(0.72)		(0.70)	(0.04)		(0.59)	(0.05)	(0.13)
Net asset value, end of period	$18.34		$17.39	$14.37		$12.37	$11.49	$9.81
Total return (2)	10.09	% (4)	27.02%	16.54%		13.32%	17.72%	(11.59)%
Net assets, end of period (000s)	$3,467		$2,951	$1,540		$955	$835	$898
Ratio of gross expenses to average net assets (3)	1.57	% (5)	1.80%	1.96%		1.99%	1.92%	2.20%
Ratio of net expenses to average net assets	1.50	% (5)	1.50%	1.55	% (6)	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	2.09	% (5)	1.20%	6.12%		0.77%	(0.10)%	0.52%
Portfolio Turnover Rate	28	% (4)	46%	34%		34%	28%	29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Not annualized.

(5)	Annualized.

(6)	Effective March 31, 2023, the operating expense limitation was reduced to 1.50% from 1.65%.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,		November 30,	November 30,	November 30,
	2025		2024	2023		2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$17.45		$14.41	$12.41		$11.54	$9.84	$11.25
Activity from investment operations:
Investment income (1)	0.22		0.23	0.83		0.12	0.02	0.07
Realized and unrealized gain (loss) on investments	1.48		3.54	1.24		1.37	1.75	(1.33)
Total from investment operations	1.70		3.77	2.07		1.49	1.77	(1.26)
Less distributions from:
Net investment income	(0.68)		(0.73)	(0.07)		(0.62)	(0.07)	(0.15)
Net realized gain	(0.07)		—	—		—	—	—
Total distributions	(0.75)		(0.73)	(0.07)		(0.62)	(0.07)	(0.15)
Net asset value, end of period	$18.40		$17.45	$14.41		$12.41	$11.54	$9.84
Total return (2)	10.27	% (4)	27.35%	16.76%		13.53%	18.12%	(11.35)%
Net assets, end of period (000s)	$181,828		$84,076	$59,689		$48,214	$38,446	$33,333
Ratio of gross expenses to average net assets (3)	1.32	% (5)	1.55%	1.71%		1.74%	1.67%	1.95%
Ratio of net expenses to average net assets	1.25	% (5)	1.25%	1.30	% (6)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	2.58	% (5)	1.47%	6.18%		1.04%	0.14%	0.75%
Portfolio Turnover Rate	28	% (4)	46%	34%		34%	28%	29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Not annualized.

(5)	Annualized.

(6)	Effective March 31, 2023, the operating expense limitation was reduced to 1.25% from 1.40%.

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

1.	ORGANIZATION

The Moerus Worldwide Value Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on May 31, 2016.

The Fund currently offers Class N and Institutional Class shares, which are offered at net asset value (“NAV”) . Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of its portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the NAV per share is determined may use alternative market prices provided by a pricing service.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund values its investments utilizing various methods to measure their fair value on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$174,266,547	$—	$—	$174,266,547
Money Market Fund	10,237,566	—	—	10,237,566
Total	$184,504,113	$—	$—	$184,504,113

The Fund did not hold any level 2 or level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchanges and exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Concentration of Risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

companies and U.S. government securities.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate–related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi -governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As of November 30, 2024, the Fund recorded a deferred liability for potential future Indian capital gains taxes of $182,001. During the year ended November 30, 2024, the Fund paid Indian capital gains taxes in the amount of $337,882.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2022 to November 30, 2024, or expected to be taken in the Fund’s November 30, 2025 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended November 30, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $111,892,052 and $36,808,938, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Moerus Capital Management LLC serves as the Fund’s investment adviser (“Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended May 31, 2025, the Fund incurred $681,519 in investment advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 1.50% and 1.25% of the Fund’s average daily net assets attributable to Class N shares and Institutional Class shares, respectively. During the six months ended May 31, 2025, the Adviser waived fees in the amount of $50,537 pursuant to its contractual agreement.

If the Adviser waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement).

Expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2024 will expire on November 30 of the following years:

November 30, 2025	November 30, 2026	November 30, 2027
$153,840	$226,707	$231,366

Foreside Fund Services, LLC is the distributor for the shares of the Fund (the “Distributor”). Shares of the Fund are offered on a continuous basis.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class N shares, pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Fund’s Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class N shares. For the six months ended May 31, 2025, the Fund incurred $3,872 in distribution and shareholder servicing fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the shareholder reporting expenses in the Statement of Operations.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, National Financial Services LLC and Charles Schwab & Co., Inc., on behalf of its clients, held approximately 55.1% and 35.1%, respectively, of the voting securities of the Fund, and therefore, may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$161,013,874	$31,851,799	$(8,361,560)	$23,490,239

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024, and November 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2024	November 30, 2023
Ordinary Income	$3,106,854	$268,832

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,033,010	$—	$—	$—	$—	$17,405,165	$20,438,175

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2025

At November 30, 2024, the Fund had capital loss carryforwards (“CLCF”) utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$3,698,329

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(2,133).

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$53,752	$(53,752)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

9.	TAX INFORMATION (UNAUDITED)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended November 30, 2024, and November 30, 2023, were as follows:

Fiscal Year Ended November 30, 2024
Foreign Taxes Paid	Foreign Source Income
$0.09	$0.33
$0.09	$0.33

Fiscal Year Ended November 30, 2023
Foreign Taxes Paid	Foreign Source Income
$0.03	$0.73
$0.03	$0.73

MOERUS WORLDWIDE VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Moerus Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 16, 2025 (the “Meeting”), the Board, all of whom are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Moerus Advisory Agreement”) between Moerus Capital Management, LLC (“Moerus”) and the Trust, with respect to Moerus Worldwide Value Fund (“Moerus WWV”).

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Moerus Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Moerus Advisory Agreement on behalf of Moerus WWV and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Moerus Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel that serviced Moerus WWV, noting no personnel changes since the last renewal of the Moerus Advisory Agreement. The Board discussed the investment advisory services Moerus provided to Moerus WWV, which included, among other things, investment research, portfolio construction and management, trade execution and risk monitoring. The Board noted that Moerus selected broker-dealers based on a number of factors, including cost and quality of execution. The Board noted that Moerus monitored compliance through an internal system and compliance reports. The Board acknowledged that Moerus reported no material data security incidents, material litigation or administrative actions since the last renewal of the Moerus Advisory Agreement. The Board concluded that it could expect Moerus to continue providing high quality services to Moerus WWV and its shareholders.

Performance. The Board observed that Moerus WWV outperformed its benchmark, the MSCI ACWI ex USA Index, its peer group and Morningstar category across all periods. The Board noted that Moerus WWV ranked 2 out of 15 in its peer group and 2 out of 19 in its Morningstar category for the 1-year and 3-year periods ended January 31, 2025. The Board concluded that Moerus WWV’s performance and returns were satisfactory.

Fees and Expenses. The Board noted that the advisory fee of 0.95% for Moerus WWV was higher than its peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted that the net expense ratio of 1.25% was higher than Moerus WWV’s peer group and Morningstar category averages and medians and the high of the Morningstar category. The Board acknowledged Moerus’ contention that the advisory fee and net expense ratio for Moerus WWV were reasonable given the relatively small size of Moerus WWV compared to its peer group, the boutique nature of Moerus and the unique nature of investment offering of Moerus WWV, which included investing in emerging and developed markets. The Board noted that Moerus

MOERUS WORLDWIDE VALUE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
May 31, 2025

intended to extend the expense limitation agreement with respect to Moerus WWV. The Board concluded that Moerus’ advisory fee for Moerus WWV was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Moerus and noted that it was operating at a loss with respect to Moerus WWV. The Board determined that excessive profitability was not an issue for Moerus with respect to Moerus WWV at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Moerus WWV. The Board noted Moerus’ willingness to continue to evaluate the appropriateness of breakpoints as Moerus WWV grew in AUM.

Conclusion. Having requested such information from Moerus as the Board believed to be reasonably necessary to evaluate the terms of the Moerus Advisory Agreement, and with the advice of independent counsel, the Board determined that renewal of the Moerus Advisory Agreement was in the best interests of Moerus WWV and its shareholders.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, will be available without charge, upon request, by (i) calling 1-844-663 -7871; (ii) visiting the Fund’s website at https://www.moeruscap.com/regulatory-resources/; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 8/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 8/8/2025

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 8/8/2025